American Funds Retirement Income Portfolio Series
American Funds Retirement Income Portfolio —
Conservative
Investment portfolio
July 31, 2025
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,520,658	$91,468
Equity-income funds 33%
Capital Income Builder, Class R-6	3,031,458	231,361
The Income Fund of America, Class R-6	7,271,779	193,211
		424,572
Balanced funds 12%
American Balanced Fund, Class R-6	2,825,945	104,701
American Funds Global Balanced Fund, Class R-6	1,330,635	52,906
		157,607
Fixed income funds 48%
The Bond Fund of America, Class R-6	17,097,329	192,858
American Funds Strategic Bond Fund, Class R-6	13,741,689	127,111
American Funds Multi-Sector Income Fund, Class R-6	10,893,004	102,721
Intermediate Bond Fund of America, Class R-6	5,008,353	63,005
U.S. Government Securities Fund, Class R-6	5,271,533	62,942
American Funds Inflation Linked Bond Fund, Class R-6	6,556,768	62,879
		611,516
Total investment securities 100% (cost: $1,168,342,000)		1,285,163
Other assets less liabilities 0%		(277)
Net assets 100%		$1,284,886
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$85,326	$11,112	$7,897	$1,067	$1,860	$91,468	$1,317	$3,599
Equity-income funds 33%
Capital Income Builder, Class R-6	219,026	14,387	14,705	1,456	11,197	231,361	6,286	5,023
The Income Fund of America, Class R-6	182,719	15,244	11,306	698	5,856	193,211	6,351	3,934
						424,572
Balanced funds 12%
American Balanced Fund, Class R-6	97,322	12,184	8,375	1,199	2,371	104,701	1,896	5,214
American Funds Global Balanced Fund, Class R-6	49,099	3,288	933	16	1,436	52,906	976	1,672
						157,607
Fixed income funds 48%
The Bond Fund of America, Class R-6	183,041	16,922	7,147	(40)	82	192,858	6,354	—
American Funds Strategic Bond Fund, Class R-6	121,432	8,945	6,409	(396)	3,539	127,111	1,103	—
American Funds Multi-Sector Income Fund, Class R-6	98,721	7,432	3,563	(16)	147	102,721	4,805	—
Intermediate Bond Fund of America, Class R-6	60,975	3,029	1,478	(20)	499	63,005	2,019	—
U.S. Government Securities Fund, Class R-6	60,421	3,191	919	(27)	276	62,942	2,077	—
American Funds Inflation Linked Bond Fund, Class R-6	61,112	2,217	1,257	(81)	888	62,879	1,373	—
						611,516
Total 100%				$3,856	$28,151	$1,285,163	$34,557	$19,442

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds Retirement Income Portfolio —
Moderate
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,560,477	$110,934
American Mutual Fund, Class R-6	1,329,849	79,991
		190,925
Equity-income funds 38%
The Income Fund of America, Class R-6	11,777,379	312,925
Capital Income Builder, Class R-6	3,701,690	282,513
		595,438
Balanced funds 20%
American Balanced Fund, Class R-6	6,418,466	237,804
American Funds Global Balanced Fund, Class R-6	2,012,897	80,033
		317,837
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	14,906,510	140,568
The Bond Fund of America, Class R-6	11,039,490	124,525
U.S. Government Securities Fund, Class R-6	9,103,660	108,698
American Funds Strategic Bond Fund, Class R-6	10,052,747	92,988
		466,779
Total investment securities 100% (cost: $1,370,445,000)		1,570,979
Other assets less liabilities 0%		(328)
Net assets 100%		$1,570,651
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$104,437	$9,353	$9,116	$649	$5,611	$110,934	$1,671	$5,893
American Mutual Fund, Class R-6	75,018	6,035	3,447	821	1,564	79,991	1,133	3,119
						190,925
Equity-income funds 38%
The Income Fund of America, Class R-6	298,084	19,608	15,156	895	9,494	312,925	10,289	6,393
Capital Income Builder, Class R-6	267,801	14,931	15,340	1,240	13,881	282,513	7,657	6,128
						595,438
Balanced funds 20%
American Balanced Fund, Class R-6	223,492	21,890	15,434	2,003	5,853	237,804	4,294	11,849
American Funds Global Balanced Fund, Class R-6	74,250	4,192	602	(19)	2,212	80,033	1,483	2,542
						317,837
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	133,776	9,624	3,000	(36)	204	140,568	6,567	—
The Bond Fund of America, Class R-6	118,560	9,472	3,530	(37)	60	124,525	4,108	—
U.S. Government Securities Fund, Class R-6	103,442	8,880	4,084	(149)	609	108,698	3,532	—
American Funds Strategic Bond Fund, Class R-6	88,242	7,342	4,866	(324)	2,594	92,988	817	—
						466,779
Total 100%				$5,043	$42,082	$1,570,979	$41,551	$35,924

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds Retirement Income Portfolio —
Enhanced
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,145,776	$99,950
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,736,224	194,518
American Mutual Fund, Class R-6	1,633,419	98,250
		292,768
Equity-income funds 38%
The Income Fund of America, Class R-6	14,629,267	388,700
Capital Income Builder, Class R-6	4,581,127	349,631
		738,331
Balanced funds 25%
American Balanced Fund, Class R-6	10,609,235	393,072
American Funds Global Balanced Fund, Class R-6	2,442,316	97,107
		490,179
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	14,537,849	137,092
American High-Income Trust, Class R-6	9,930,134	97,713
The Bond Fund of America, Class R-6	8,639,464	97,453
		332,258
Total investment securities 100% (cost: $1,620,181,000)		1,953,486
Other assets less liabilities 0%		(337)
Net assets 100%		$1,953,149
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$87,490	$14,928	$6,874	$915	$3,491	$99,950	$537	$8,709
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	176,162	17,572	10,218	527	10,475	194,518	2,890	10,152
American Mutual Fund, Class R-6	88,492	8,568	1,747	175	2,762	98,250	1,375	3,761
						292,768
Equity-income funds 38%
The Income Fund of America, Class R-6	355,293	30,238	9,482	211	12,440	388,700	12,474	7,725
Capital Income Builder, Class R-6	319,388	25,022	13,174	226	18,169	349,631	9,284	7,399
						738,331
Balanced funds 25%
American Balanced Fund, Class R-6	353,487	35,270	8,528	341	12,502	393,072	6,937	19,129
American Funds Global Balanced Fund, Class R-6	88,561	6,361	490	(28)	2,703	97,107	1,795	3,074
						490,179
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	124,906	14,868	2,885	(35)	238	137,092	6,235	—
American High-Income Trust, Class R-6	89,453	9,272	1,430	(3)	421	97,713	4,629	—
The Bond Fund of America, Class R-6	89,453	10,550	2,608	(38)	96	97,453	3,138	—
						332,258
Total 100%				$2,291	$63,297	$1,953,486	$49,294	$59,949

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-825-0925
American Funds Retirement Income Portfolio Series — Page 7 of 7